OPERATING LEASES - Maturity Table (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Leases [Abstract]
Lessor, Operating Lease, Payment to be Received, Year One	$ 44,105
Lessor, Operating Lease, Payment to be Received, Year Two	35,091
Lessor, Operating Lease, Payment to be Received, Year Three	24,871
Lessor, Operating Lease, Payment to be Received, Year Four	12,718
Lessor, Operating Lease, Payment to be Received, Year Five	5,682
Lessor, Operating Lease, Payment to be Received, after Year Five	2,863
Lessor, Operating Lease, Payments to be Received, Total	$ 125,330